Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	For the year ended
	Dec 31, 2018	Dec 31, 2017
Cash and cash equivalents	56,903,038	39,457,407